UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04529)

Exact name of registrant as specified in charter:	Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2014

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund

The fund's portfolio
2/28/14 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (96.7%)(a)
	Rating(RAT)	Principal amount	Value

California (1.1%)

CA State G.O. Bonds, 5 1/4s, 2/1/29	A1	$700,000	$789,607

			789,607
Connecticut (0.7%)

CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser. V-2, 0.01s, 7/1/36	VMIG1	500,000	500,000

			500,000
Guam (1.3%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	750,000	775,058

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	150,000	154,443

			929,501
Michigan (87.0%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	180,000	182,752

Ann Arbor, School Dist. G.O. Bonds, Q-SBLF, 5s, 5/1/29	Aa2	565,000	626,342

Charles Stewart Mott G.O. Bonds (Cmnty. College Fac.), NATL, 5s, 5/1/19	Aa3	1,000,000	1,050,110

Dearborn, School Dist. Bldg. & Site G.O. Bonds, Ser. A, Q-SBLF, 5s, 5/1/30	Aa2	330,000	356,476

Detroit, Downtown Dev. Auth. Tax Increment Tax Alloc. Bonds (Dev. Area No. 1), Ser. A, NATL, 4 3/4s, 7/1/25	A	1,500,000	1,305,945

Detroit, Swr. Disp. Rev. Bonds
Ser. B, AGM, 7 1/2s, 7/1/33	AA-	1,000,000	1,073,940
(Second Lien), Ser. B, NATL, FGIC, 5s, 7/1/36	A	1,075,000	1,020,863

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	1,300,000	1,341,925

Eaton Rapids Pub. Schools G.O. Bonds
Q-SBLF, 4s, 5/1/17	AA-	595,000	649,335
Ser. D, Q-SBLF, 4s, 5/1/16	AA-	500,000	534,900

Fenton, Area Pub. Schools G.O. Bonds (School Bldg. & Site), NATL, Q-SBLF, 5s, 5/1/23	Aa2	1,000,000	1,058,390

Flat Rock, Cmnty. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/22	Aa2	1,425,000	1,570,065

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	300,000	313,104

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	BB-/P	225,000	224,996

Genesee Cnty., Wtr. Syst. G.O. Bonds, 5 3/8s, 11/1/38	AA	500,000	529,805

Gibraltar, School Dist. G.O. Bonds (School Bldg. & Site), NATL, FGIC, Q-SBLF, 5s, 5/1/21 (Prerefunded 5/1/14)	Aa2	500,000	503,770

Grand Rapids, Rev. Bonds
(Sanitation Swr. Syst.), 5s, 1/1/37	Aa1	300,000	324,882
(San. Swr. Sys.), NATL, 5s, 1/1/20	Aa1	500,000	529,335

Grand Valley, Rev. Bonds (MI State U.), 5 3/4s, 12/1/34	A+	500,000	543,155

Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds (Bronson Hosp.), Ser. A, AGM, 5s, 5/15/26	AA-	2,000,000	2,103,220

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5 5/8s, 11/15/32	BB+/F	350,000	353,283

Lake Superior State U. Rev. Bonds, AGM, 4s, 11/15/18	AA-	500,000	543,880

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A, 5s, 7/1/37	Aa3	1,000,000	1,057,670

Livonia, Pub. School Dist. Bldg. & Site G.O. Bonds, Ser. I, AGM, 5s, 5/1/36	AA-	500,000	525,070

Marysville, Pub. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	Aa2	1,640,000	1,772,430

MI Higher Ed. Fac. Auth. Rev. Bonds
(Alma College), 5 1/4s, 6/1/33	Baa1	1,000,000	1,027,410
(Kalamazoo College), 5s, 12/1/33 (Prerefunded 12/1/17)	AAA/P	500,000	580,005

MI Muni. Board Auth. Rev. Bonds (Downtown), Ser. A, 5s, 5/1/22	Aa2	500,000	557,535

MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/27	A2	700,000	749,980

MI State Bldg. Auth. Rev. Bonds
Ser. I, 6s, 10/15/38	Aa3	2,000,000	2,221,020
FGIC, NATL, zero %, 10/15/22	Aa3	1,500,000	1,045,065

MI State Fin. Auth. Rev. Bonds
(Unemployment Oblig. Assmt.), Ser. B, 5s, 7/1/23	Aaa	750,000	760,800
(Unemployment Oblig. Assmt.), Ser. B, 5s, 7/1/22	Aaa	500,000	551,020
(Trinity Hlth.), Ser. A, 5s, 12/1/16	Aa2	1,000,000	1,110,090

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,084,710
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A2	1,500,000	1,503,465
(Sparrow Hosp.), 5s, 11/15/31	A1	1,000,000	1,019,160
(Ascension Hlth.), Ser. B, 5s, 11/15/25	AA+	1,000,000	1,111,120

MI State Hsg. Dev. Auth. Rev. Bonds (Rental Hsg.), Ser. D, 3.95s, 10/1/37	AA	1,050,000	945,389

MI State Strategic Fund Ltd. Mandatory Put Bonds (6/2/14) (Dow Chemical), Ser. A-1, 6 3/4s, 12/1/28	Baa2	200,000	202,570

MI State Strategic Fund Ltd. Rev. Bonds
(United Methodist Retirement Cmntys., Inc.), 5 3/4s, 11/15/33	BBB+/F	500,000	503,420
(MI House of Representatives Fac.), Ser. A, AGO, 5 1/4s, 10/15/21	AA-	1,500,000	1,659,945

MI State Strategic Fund Ltd. Oblig. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	Aa3	1,500,000	1,859,715
(Evangelical Homes of MI), 5 1/4s, 6/1/32	BB+/F	400,000	376,688
(Cadillac Place Office Bldg.), 5 1/4s, 10/15/26	A1	750,000	822,300

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	3,000,000	3,642,209

MI State Trunk Line Fund Rev. Bonds, 5s, 11/15/20	AA+	500,000	589,075

MI State U. Rev. Bonds
Ser. A, 5s, 8/15/38	Aa1	1,000,000	1,077,990
Ser. C, 5s, 8/15/18	Aa1	1,000,000	1,162,560

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/34	B-	1,250,000	1,031,450

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa2	500,000	507,160

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/26	AA-	1,000,000	1,068,320

Oakland Cnty., Bldg. Auth. Rev. Bonds, 3s, 11/1/17	Aaa	600,000	641,622

Oakland U. Rev. Bonds
5s, 3/1/37	A1	500,000	520,705
Ser. A, 5s, 3/1/33	A1	500,000	530,460

Plymouth, Charter Twp. G.O. Bonds, 4s, 7/1/25	AA	1,000,000	1,037,250

Roseville, School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	Aa2	1,500,000	1,596,735

Saginaw, Hosp. Fin. Auth. Rev. Bonds (Convenant Med. Ctr.), Ser. H, 5s, 7/1/30	A	1,000,000	1,023,870

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5s, 3/1/33	BBB	400,000	369,080

Troy, City School Dist. Bldg. & Site G.O. Bonds, Q-SBLF, 5s, 5/1/28	AA	500,000	559,675

U. of MI Rev. Bonds, Ser. A, 5s, 4/1/39	Aaa	500,000	550,690

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.)
FGIC, NATL, 5s, 12/1/25	A	1,000,000	1,079,380
Ser. C, 5s, 12/1/22	A2	1,000,000	1,070,700

Wayne St. U. Rev. Bonds
Ser. A, 5s, 11/15/34	Aa2	500,000	531,145
AGM, 5s, 11/15/25	Aa2	1,000,000	1,109,120

Western MI U. Rev. Bonds
5 1/4s, 11/15/40	A1	500,000	525,455
5 1/4s, 11/15/30	A1	200,000	219,410

Zeeland, Pub. Schools G.O. Bonds, AGM, 4s, 5/1/17	AA-	250,000	272,830

			60,503,941
Nebraska (1.5%)

NE State Edl. Fin. Auth. VRDN (Creighton U.), 0.03s, 7/1/35	VMIG1	1,000,000	1,000,000

			1,000,000
Puerto Rico (3.2%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	BB+	500,000	421,250
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30	BB+	210,000	160,215
Ser. A, 5 1/4s, 7/1/26	BB+	500,000	398,460

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. A, 5s, 7/1/42	BBB	375,000	240,473

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. C
5 1/4s, 8/1/41	A+	500,000	383,455
5 1/4s, 8/1/40	AA-	375,000	314,531
5s, 8/1/46	AA-	345,000	275,769

			2,194,153
Texas (1.0%)

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX Hlth. Resources), Ser. C, 0.05s, 11/15/33	VMIG1	700,000	700,000

			700,000
Virgin Islands (0.9%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	380,000	382,474
5s, 10/1/25	Baa2	200,000	211,572

			594,046
TOTAL INVESTMENTS

Total investments (cost $64,779,626)(b)			$67,211,248

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2013 through February 28, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $69,514,519.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $64,767,776, resulting in gross unrealized appreciation and depreciation of $3,667,928 and $1,224,456, respectively, or net unrealized appreciation of $2,443,472.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	18.0%
	Healthcare	17.2
	Local debt	16.1
	Utilities	12.8
	State debt	10.8
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	18.7%
	Q-SBLF	13.3
	NATL	10.9

	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$67,211,248	$—

Totals by level	$—	$67,211,248	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 25, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 25, 2014